FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$11,867	$11,867	$-	$-
Minimum rental and lease payments	5,920	714	1,241	3,965
Equipment loans	405	188	217	-
Finance lease obligations	3,361	1,830	1,531	-
Total	$21,553	$14,599	$2,989	$3,965

Schedule Of Foreign Currency Risk
	December 31, 2023		December 31, 2022
	MXN	CDN	MXN	CDN
Cash	$13,338	$70	$4,097	$250
Due from related parties	4,558	-	1,402	-
Long-term investments	-	1,236	-	2,365
Reclamation bonds	-	6	-	4
Amounts receivable	18,644	26	-	34
Accounts payable and accrued liabilities	(95,662)	(150)	(85,486)	(108)
Due to related parties	-	(135)	-	(135)
Finance lease obligations	(1,129)	(217)	(161)	(343)
Net exposure	(60,251)	836	(80,148)	2,067
US dollar equivalent	$(3,567)	$577	$(4,136)	$1,526

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$2,688	$-	$-
Amounts receivable	-	3,303	-
Long-term investments	934	-	-
Total financial assets	$3,622	$3,303	$-
	Level 1	Level 2	Level 3
Financial assets
Cash	$11,245	$-	$-
Amounts receivable	-	2,672	-
Long-term investments	1,746	-	-
Total financial assets	$12,991	$2,672	$-
Financial liabilities
Warrant liability	-	-	(475)
Total financial liabilities	$-	$-	$(475)